Business Description and Basis of Preparation - Summary of Lease Liabilities Recognized in the Consolidated Statement Financial Position (Detail) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Leases [Line items]
Operating lease commitments		$ 329
Discounted at 4.1%, the weighted-average incremental borrowing rate at January 1, 2019	$ (26)
Exemption for short-term leases	(41)
Lease Liabilities	197
Adjust Total Commitment to Commitment Subject to IFRS 16 [member]
Disclosure Of Leases [Line items]
Operating lease commitments	(65)
Commitment Subject to IFRS 16 [member]
Disclosure Of Leases [Line items]
Operating lease commitments	$ 264